SUBSEQUENT EVENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF WEIGHTED AVERAGE LOSS PER SHARE

Loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Six months ended
	June 30, 2023	June 30, 2022
Net loss attributable to the owners of the Company	(33,009)	(2,442)

Basic and diluted loss per share	(1.79)	(0.15)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	18,404	15,984

Security matters limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF WEIGHTED AVERAGE LOSS PER SHARE